GUARANTOR FINANCIAL STATEMENTS:	12 Months Ended
Dec. 31, 2011
GUARANTOR FINANCIAL STATEMENTS:
GUARANTOR FINANCIAL STATEMENTS:

21. GUARANTOR FINANCIAL STATEMENTS:

In connection with a proposed issuance of debt securities by Rockwood Specialties Group, Inc., an indirect wholly owned subsidiary of the Company, (“RSGI”) it is anticipated that the parent company of the Company (the “Parent Company”) and certain of its wholly owned domestic subsidiaries (“Guarantor Subsidiaries”) will jointly, fully, severally and unconditionally guarantee such debt securities. The following presents the consolidating financial information separately for:

•                  Parent Company,

•      Rockwood Specialties Consolidated, Inc. (RSCI) and Rockwood Specialties International, Inc. (RSII), non-guarantor subsidiaries of the Parent Company that directly or indirectly own 100% of the interest in RSGI.

•                  RSGI, the issuer of the guaranteed obligations;

•                  Guarantor Subsidiaries, on a combined basis;

•                  Non-guarantor subsidiaries, on a combined basis;

•                  Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, RSGI, the Guarantor Subsidiaries and the non-guarantor subsidiaries,(b) eliminate the investments in subsidiaries and (c) record consolidating entries; and

•                  Parent Company and its subsidiaries on a consolidated basis.

Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements.

The Parent Company Guarantor, Issuer and Guarantor Subsidiaries are parties to cash concentration accounts to maximize the availability of cash for use for general corporate and operating purposes.  Cash balances are frequently swept from the accounts of the entities who are party to the arrangement into the concentration account.  For the purpose of the cash concentration, there are no restrictions on the movement of cash between the Parent Company Guarantor, the Issuer and the Guarantor Subsidiaries.

The following tables present the Company’s consolidating statements of operations, comprehensive income and cash flows for the years ended December 31, 2011, 2010 and 2009 and the Company’s consolidating balance sheets as of December 31, 2011 and 2010.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$748.0	$3,122.4	$(201.1)	$3,669.3
Cost of products sold	—	—	—	—	546.7	2,034.4	(201.1)	2,380.0
Gross profit	—	—	—	—	201.3	1,088.0	—	1,289.3
Selling, general and administrative expenses	—	—	—	0.7	172.8	532.4	—	705.9
Restructuring and other severance costs	—	—	—	—	4.3	10.2	—	14.5
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Operating (loss) income	—	—	—	(0.7)	23.3	544.7	—	567.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	86.1	(17.3)	(68.8)	—	—
Interest expense, net	—	—	—	(77.9)	(1.1)	(17.1)	—	(96.1)
Loss on early extinguishment/modification of debt	—	—	—	(1.3)	(4.9)	(10.4)	—	(16.6)
Intergroup other, net	—	—	—	113.1	(81.0)	(32.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	6.1	(0.1)	(4.7)	—	1.3
Other, net	—	—	—	—	—	0.2	—	0.2
Other income (expenses), net	—	—	—	126.1	(104.4)	(132.9)	—	(111.2)
Income (loss) from continuing operations before taxes	—	—	—	125.4	(81.1)	411.8	—	456.1
Income tax provision (benefit)	0.3		(0.3)	1.4	1.5	121.5	—	124.4
(Loss) income from continuing operations	(0.3)	—	0.3	124.0	(82.6)	290.3	—	331.7
Income from discontinued operations, net of tax	—	—	—	0.7	—	0.2	—	0.9
Gain (loss) on sale of discontinued operations, net of tax	—	—	—	45.8	129.5	(56.0)	—	119.3
Equity in undistributed earnings of subsidiaries	411.6	411.6	411.3	240.8	33.1	—	(1,508.4)	—
Net income	411.3	411.6	411.6	411.3	80.0	234.5	(1,508.4)	451.9
Net income attributable to the noncontrolling interest	—	—	—	—	—	(40.6)	—	(40.6)
Net income attributable to Rockwood Holdings, Inc.	$411.3	$411.6	$411.6	$411.3	$80.0	$193.9	$(1,508.4)	$411.3

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9

Other comprehensive loss	(122.6)	(122.6)	(122.6)	(122.6)	(8.7)	11.3	353.0	(134.8)

Comprehensive income	288.7	289.0	289.0	288.7	71.3	245.8	(1,155.4)	317.1
Comprehensive income attributable to noncontrolling interest	—	—	—	—	—	(28.4)	—	(28.4)
Comprehensive income attributable to Rockwood Holdings, Inc.	$288.7	$289.0	$289.0	$288.7	$71.3	$217.4	$(1,155.4)	$288.7

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$679.5	$2,689.7	$(177.6)	$3,191.6
Cost of products sold	—			—	505.3	1,822.1	(177.6)	2,149.8
Gross profit	—	—	—	—	174.2	867.6	—	1,041.8
Selling, general and administrative expenses	—	—	—	0.2	168.4	499.0	—	667.6
Restructuring and other severance costs	—	—	—	—	2.0	3.0	—	5.0
Asset write-downs and other	—	—	—	—	2.2	9.3	—	11.5
Operating (loss) income	—	—	—	(0.2)	1.6	356.3	—	357.7
Other income (expenses), net:
Intergroup interest, net	—	—	—	144.1	(39.6)	(104.5)	—	—
Interest expense, net	—	—	—	(126.6)	(2.3)	(22.2)	—	(151.1)
Loss on early extinguishment/modification of debt	—	—	—	(0.1)	(0.6)	(0.9)	—	(1.6)
Intergroup other, net	—	—	—	0.2	22.9	(23.1)	—	—
Foreign exchange gain (loss) on financing activities, net	—	—	—	3.7	(0.7)	(4.0)	—	(1.0)
Other, net	—	—	—	0.6	(0.6)	0.5	—	0.5
Other income (expenses), net	—	—	—	21.9	(20.9)	(154.2)	—	(153.2)
Income (loss) from continuing operations before taxes	—	—	—	21.7	(19.3)	202.1	—	204.5
Income tax (benefit) provision	—	—	—	(62.5)	(8.5)	46.4	—	(24.6)
Income (loss) from continuing operations	—	—	—	84.2	(10.8)	155.7	—	229.1
(Loss) income from discontinued operations, net of tax	—	—	—	(9.0)	—	28.4	—	19.4
Equity in undistributed earnings of subsidiaries	239.4	239.4	239.4	164.2	68.1	—	(950.5)	—
Net income	239.4	239.4	239.4	239.4	57.3	184.1	(950.5)	248.5
Net income attributable to the noncontrolling interest	—			—	—	(9.1)	—	(9.1)
Net income attributable to Rockwood Holdings, Inc.	$239.4	$239.4	$239.4	$239.4	$57.3	$175.0	$(950.5)	$239.4

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5

Other comprehensive loss	(71.8)	(71.8)	(71.8)	(71.8)	(0.4)	(24.4)	230.5	(81.5)

Comprehensive income	167.6	167.6	167.6	167.6	56.9	159.7	(720.0)	167.0
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	0.6	—	0.6
Comprehensive income attributable to Rockwood Holdings, Inc.	$167.6	$167.6	$167.6	$167.6	$56.9	$160.3	$(720.0)	$167.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$—	$—	$594.2	$2,337.2	$(162.3)	$2,769.1
Cost of products sold	—	—	—	—	472.1	1,641.2	(162.3)	1,951.0
Gross profit	—	—	—	—	122.1	696.0	—	818.1
Selling, general and administrative expenses	—	—	—	0.1	127.4	469.4	—	596.9
Restructuring and other severance costs	—	—	—	—	4.1	16.2	—	20.3
Asset write-downs and other					(0.3)	2.9		2.6
Operating (loss) income	—	—	—	(0.1)	(9.1)	207.5	—	198.3
Other income (expenses), net:
Intergroup interest, net	—	—	—	123.6	(45.9)	(77.7)	—	—
Interest expense, net	—	—	—	(138.4)	(1.9)	(37.8)	—	(178.1)
Gain (loss) on early extinguishment/modification of debt	—	—	—	5.2	(6.1)	(25.7)	—	(26.6)
Intergroup other, net	—	—	—	250.9	(239.6)	(11.3)	—	—
Foreign exchange (loss) gain on financing activities, net	—	—	—	(2.6)	(0.3)	18.9	—	16.0
Other, net	—	—	—	(0.5)	0.6	0.5	—	0.6
Other income (expenses), net	—	—	—	238.2	(293.2)	(133.1)	—	(188.1)
Income (loss) from continuing operations before taxes	—	—	—	238.1	(302.3)	74.4	—	10.2
Income tax provision (benefit)	—	—	—	21.7	(16.1)	4.1	—	9.7
Income (loss) from continuing operations	—	—	—	216.4	(286.2)	70.3	—	0.5
Income from discontinued operations, net of tax	—	—	—	1.0	0.2	15.6	—	16.8
Equity in undistributed earnings of subsidiaries	21.1	21.1	21.1	(196.3)	67.6	—	65.4	—
Net income (loss)	21.1	21.1	21.1	21.1	(218.4)	85.9	65.4	17.3
Net loss attributable to the noncontrolling interest	—	—	—	—	—	3.8	—	3.8
Net income (loss) attributable to Rockwood Holdings, Inc.	$21.1	$21.1	$21.1	$21.1	$(218.4)	$89.7	$65.4	$21.1

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent Company	Non-Guarantor	Non-Guarantor		Guarantor	Non-Guarantor
	Guarantor	RSCI	RSII	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3

Other comprehensive income (loss)	0.5	0.5	0.5	0.5	21.4	(88.1)	60.1	(4.6)

Comprehensive income (loss)	21.6	21.6	21.6	21.6	(197.0)	(2.2)	125.5	12.7
Comprehensive loss attributable to noncontrolling interest	—	—	—	—	—	8.9	—	8.9
Comprehensive income (loss) attributable to Rockwood Holdings, Inc.	$21.6	$21.6	$21.6	$21.6	$(197.0)	$6.7	$125.5	$21.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5
Accounts receivable, net	—	—	—	—	81.5	372.6	—	454.1
Inventories	—	—	—	—	134.6	539.7	—	674.3
Deferred income taxes	—	—	—	—	4.0	9.1	(2.9)	10.2
Prepaid expenses and other current assets	—	—	—	—	4.5	70.6	—	75.1
Total current assets	42.7	—	—	—	459.1	1,290.1	(256.7)	1,535.2
Property, plant and equipment, net	—	—	—	—	258.1	1,360.4	—	1,618.5
Investment in subsidiary	1,286.5	1,286.5	1,288.3	1,024.5	388.6	—	(5,274.4)	—
Goodwill	—	—	—	—	17.1	832.5	—	849.6
Intergroup receivable	45.0	—	—	1,684.8	163.9	159.1	(2,052.8)	—
Other intangible assets, net	—	—	—	—	66.4	443.3	—	509.7
Deferred financing costs, net	—	—	—	1.0	3.3	10.0	—	14.3
Deferred income taxes	—	—	—	—	8.7	19.3	(8.7)	19.3
Other assets	—	—	—	—	0.9	40.1	—	41.0
Total assets	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$57.3	$191.8	$—	$249.1
Income taxes payable	—	—	—	—	0.1	45.7	—	45.8
Accrued compensation	—	—	—	—	40.6	120.8	—	161.4
Accrued expenses and other current liabilities	—	—	—	10.4	26.6	92.6	—	129.6
Deferred income taxes	—	—	—	2.9	—	3.8	(2.9)	3.8
Long-term debt, current portion	—	—	—	195.7	—	54.8	—	250.5
Total current liabilities	—	—	—	209.0	124.6	509.5	(2.9)	840.2
Long-term debt	—	—	—	1,174.2	—	263.0	—	1,437.2
Pension and related liabilities	—	—	—	—	20.9	429.8	—	450.7
Intergroup payable	—	—	—	15.6	1,024.4	1,266.6	(2,306.6)	—
Deferred income taxes	—	—	—	13.6	—	81.6	(8.7)	86.5
Other liabilities	—	—	1.8	9.6	24.4	64.8	—	100.6
Total liabilities	—	—	1.8	1,422.0	1,194.3	2,615.3	(2,318.2)	2,915.2
Restricted stock units	14.0	—	—	—	—	—	—	14.0
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,222.2	1,146.5	1,060.1	1,044.0	501.5	552.3	(4,304.4)	1,222.2
Accumulated other comprehensive income	10.1	10.7	11.3	13.1	3.9	121.2	(160.2)	10.1
Retained earnings (deficit)	128.5	129.3	215.1	231.2	(524.2)	403.1	(454.5)	128.5
Treasury Stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,241.3	(5,274.4)	1,360.2
Noncontrolling interest	—	—	—	—	—	298.2	—	298.2
Total equity	1,360.2	1,286.5	1,286.5	1,288.3	171.8	1,539.5	(5,274.4)	1,658.4
Total liabilities and equity	$1,374.2	$1,286.5	$1,288.3	$2,710.3	$1,366.1	$4,154.8	$(7,592.6)	$4,587.6

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1
Accounts receivable, net	—	—	—	—	72.2	364.6	—	436.8
Inventories	—	—	—	—	106.3	435.5	—	541.8
Deferred income taxes	—	—	—	68.5	5.7	8.5	(0.1)	82.6
Prepaid expenses and other current assets	—	—	—	3.2	14.4	61.6	—	79.2
Assets of discontinued operations	—	—	—	—	3.0	151.1	—	154.1
Total current assets	32.6	—	—	73.2	441.0	1,289.2	(217.4)	1,618.6
Property, plant and equipment, net	—	—	—	—	228.6	1,338.3	—	1,566.9
Investment in subsidiary	997.6	997.6	999.6	876.3	258.1	—	(4,129.2)	—
Goodwill	—	—	—	—	17.9	859.2	—	877.1
Intergroup receivable	31.5	—	—	1,882.9	165.6	116.2	(2,196.2)	—
Other intangible assets, net	—	—	—	—	79.7	507.9	—	587.6
Deferred financing costs, net	—	—	—	1.5	3.4	12.3	—	17.2
Deferred income taxes	0.3	—	—	6.8	3.5	12.3	(4.5)	18.4
Other assets	—	—	—	—	1.0	37.5	—	38.5
Total assets	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3
LIABILITIES
Current liabilities:
Accounts payable	$—	$—	$—	$—	$35.0	$214.6	$—	$249.6
Income taxes payable	—	—	—	—	—	20.2	—	20.2
Accrued compensation	—	—	—	—	55.8	109.4	—	165.2
Accrued expenses and other current liabilities	—	—	—	37.9	19.0	108.0	—	164.9
Deferred income taxes	—	—	0.1	—	—	2.6	(0.1)	2.6
Long-term debt, current portion	—	—	—	375.1	—	90.6	—	465.7
Liabilities of discontinued operations	—	—	—	—	—	27.6	—	27.6
Total current liabilities	—	—	0.1	413.0	109.8	573.0	(0.1)	1,095.8
Long-term debt	—	—	—	1,380.4	—	314.9	—	1,695.3
Pension and related liabilities	—	—	—	—	13.6	386.0	—	399.6
Intergroup payable	—	—	—	23.6	964.0	1,425.9	(2,413.5)	—
Deferred income taxes	—	—	0.1	13.5	—	68.8	(4.5)	77.9
Other liabilities	—	—	1.8	10.6	19.7	72.2	—	104.3
Total liabilities	—	—	2.0	1,841.1	1,107.1	2,840.8	(2,418.1)	3,372.9
Restricted stock units	10.1	—	—	—	—	—	—	10.1
EQUITY
Rockwood Holdings, Inc. stockholders’ equity:
Common stock	0.8	—	—	—	190.6	164.7	(355.3)	0.8
Paid-in capital	1,202.6	1,146.6	1,060.2	1,044.0	492.7	571.1	(4,314.6)	1,202.6
Accumulated other comprehensive income	132.7	133.3	133.9	135.7	12.6	97.7	(513.2)	132.7
Retained (deficit) earnings	(282.8)	(282.3)	(196.5)	(180.1)	(604.2)	209.2	1,053.9	(282.8)
Treasury stock, at cost	(1.4)	—	—	—	—	—	—	(1.4)
Total Rockwood Holdings, Inc. stockholders’ equity	1,051.9	997.6	997.6	999.6	91.7	1,042.7	(4,129.2)	1,051.9
Noncontrolling interest	—	—	—	—	—	289.4	—	289.4
Total equity	1,051.9	997.6	997.6	999.6	91.7	1,332.1	(4,129.2)	1,341.3
Total liabilities and equity	$1,062.0	$997.6	$999.6	$2,840.7	$1,198.8	$4,172.9	$(6,547.3)	$4,724.3

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(Dollars in millions)

	Parent
(Dollars in millions)	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$411.3	$411.6	$411.6	$411.3	$80.0	$234.5	$(1,508.4)	$451.9
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(411.6)	(411.6)	(411.3)	(240.8)	(33.1)	—	1,508.4	—
Income from discontinued operations, net of tax	—	—	—	(0.7)	—	(0.2)	—	(0.9)
(Gain) loss on sale of discontinued operations, net of tax	—	—	—	(45.8)	(129.5)	56.0	—	(119.3)
Depreciation and amortization	—	—	—	—	47.1	220.1	—	267.2
Deferred financing costs amortization	—	—	—	0.2	0.7	3.9	—	4.8
Loss on early extinguishment/modification of debt	—	—	—	1.3	4.9	10.4	—	16.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(6.1)	0.1	4.7	—	(1.3)
Fair value adjustment of derivatives	—	—	—	(2.1)	—	1.6	—	(0.5)
Bad debt provision	—	—	—	—	(0.5)	0.3	—	(0.2)
Stock-based compensation	—	—	—	—	8.4	4.2	—	12.6
Deferred income taxes	0.3	—	(0.3)	1.6	0.7	24.0	—	26.3
Asset write-downs and other	—	—	—	—	0.9	0.7	—	1.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	(4.0)	—	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(8.8)	(21.0)	—	(29.8)
Inventories	—	—	—	—	(28.3)	(122.5)	—	(150.8)
Prepaid expenses and other assets	—	—	—	—	9.7	(26.6)	—	(16.9)
Accounts payable	—	—	—	—	14.3	(17.1)	—	(2.8)
Income taxes payable	—	—	—	3.0	(1.0)	34.4	—	36.4
Accrued expenses and other liabilities	—	—	—	(24.2)	(9.2)	(6.7)	—	(40.1)
Intercompany operating activities, net	(4.5)	—	—	(18.3)	10.6	48.7	(36.5)	—
Net cash (used in) provided by operating activities of continuing operations	(4.5)	—	—	79.4	(33.0)	445.4	(36.5)	450.8
Net cash (used in) provided by operating activities of discontinued operations	—	—	—	—	—	(1.8)	—	(1.8)
Net cash (used in) provided by operating activities	(4.5)	—	—	79.4	(33.0)	443.6	(36.5)	449.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(54.3)	(225.4)	—	(279.7)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(0.8)	—	(0.8)
Proceeds on sale of assets	—	—	—	—	—	1.1	—	1.1
Net cash used in investing activities of continuing operations	—	—	—	—	(54.3)	(225.1)	—	(279.4)
Net cash provided by investing activities of discontinued operations, representing net sale proceeds	—	––	––	65.1	220.4	15.1	—	300.6
Net cash provided by (used in) investing activities	—	—	—	65.1	166.1	(210.0)	—	21.2
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	—	—	—	—	—	—	14.6
Excess tax benefits from stock-based payment arrangements	—	—	—	—	—	4.0	––	4.0
Prepayment of senior secured debt	—	—	—	(375.4)	—	(33.5)	––	(408.9)
Repayment of senior secured debt	—	—	—	(5.0)	—	(40.4)	––	(45.4)
Payments on other long-term debt	—	—	—	—	—	(3.8)	––	(3.8)
Loan repayments to noncontrolling shareholders	—	—	—	—	—	(5.0)	––	(5.0)
Deferred financing costs	—	—	—	(5.3)	—	—	––	(5.3)
Fees related to early extinguishment/modification of debt	—	—	—	(13.4)	—	—	––	(13.4)
Distributions to noncontrolling shareholders	—	—	—	—	—	(19.4)	––	(19.4)
Intercompany financing related activity	—	—	—	254.8	(137.7)	(117.1)	––	—
Net cash provided by (used in) financing activities	14.6	—	—	(144.3)	(137.7)	(215.2)	—	(482.6)
Effect of exchange rate changes on cash and cash equivalents	—			(1.7)	(0.3)	(4.8)		(6.8)
Net increase (decrease) in cash and cash equivalents	10.1	—	—	(1.5)	(4.9)	13.6	(36.5)	(19.2)
Less net decrease in cash and cash equivalents from discontinued operations	—	—	—	—	—	(16.6)	––	(16.6)
Increase (decrease) in cash and cash equivalents from continuing operations	10.1	—	—	(1.5)	(4.9)	30.2	(36.5)	(2.6)
Cash and cash equivalents of continuing operations, beginning of period	32.6	––	––	1.5	239.4	267.9	(217.3)	324.1
Cash and cash equivalents of continuing operations, end of period	$42.7	$—	$—	$—	$234.5	$298.1	$(253.8)	$321.5

(a) Net of government grants of $16.0 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$239.4	$239.4	$239.4	$239.4	$57.3	$184.1	$(950.5)	$248.5
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(239.4)	(239.4)	(239.4)	(164.2)	(68.1)	––	950.5	—
Loss (income) from discontinued operations, net of tax	—	—	—	9.0	—	(28.4)	—	(19.4)
Depreciation and amortization	—	—	—	—	48.2	207.7	—	255.9
Deferred financing costs amortization	—	—	—	0.3	1.3	4.3	—	5.9
Loss on early extinguishment/modification of debt	—	—	—	0.1	0.7	0.8	—	1.6
Foreign exchange (gain) loss on financing activities, net	—	—	—	(3.7)	0.7	4.0	—	1.0
Fair value adjustment of derivatives	—	—	—	(7.1)	—	(6.3)	—	(13.4)
Bad debt provision	—	—	—	—	(0.9)	(0.3)	—	(1.2)
Stock-based compensation	—	—	—	—	8.9	5.0	—	13.9
Deferred income taxes	—	—	—	(68.8)	3.0	4.9	—	(60.9)
Asset write-downs and other	—	—	—	—	2.4	10.0	—	12.4
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	(11.1)	(19.0)	—	(30.1)
Inventories	—	—	—	—	(4.3)	(53.8)	—	(58.1)
Prepaid expenses and other assets	—	—	—	(1.2)	9.2	(24.5)	—	(16.5)
Accounts payable	—	—	—	—	3.4	26.1	—	29.5
Income taxes payable	—	—	—	7.3	(10.0)	0.9	—	(1.8)
Accrued expenses and other liabilities	6.3	—	—	2.7	40.7	61.0	—	110.7
Intercompany operating activities, net	—	—	—	(34.9)	(22.2)	20.4	36.7	—
Net cash provided by (used in) by operating activities of continuing operations	6.3	—	—	(21.1)	59.2	396.9	36.7	478.0
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	4.4	—	4.4
Net cash provided by (used in) operating activities	6.3	—	—	(21.1)	59.2	401.3	36.7	482.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures (a)	—	—	—	—	(20.3)	(160.0)	—	(180.3)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(3.8)	—	(3.8)
Proceeds on sale of assets	—	—	—	—	0.9	3.2	—	4.1
Net cash used in investing activities of continuing operations	—	—	—	—	(19.4)	(160.6)	—	(180.0)
Net cash used in investing activities of discontinued operations	—	—	—	—	—	(1.3)	—	(1.3)
Net cash used in investing activities	—	—	—	—	(19.4)	(161.9)	—	(181.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	26.3	—	—	—	—	—	—	26.3
Repayment of Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	(14.3)	—	(14.3)
Prepayment of senior secured debt	—	—	—	(200.2)	—	—	—	(200.2)
Repayment of senior secured debt	—	—	—	(8.3)	—	(35.2)	—	(43.5)
Proceeds from other borrowings	—	—	—	—	—	19.3	—	19.3
Payments on other long-term debt	—	—	—	—	—	(46.8)	—	(46.8)
Deferred financing costs	—	—	—	(0.3)	—	—	—	(0.3)
Intercompany financing related activity	—	—	—	209.8	(75.1)	(134.7)	—	—
Net cash provided by (used in) financing activities	26.3	—	—	1.0	(75.1)	(211.7)	—	(259.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1.8	(0.8)	(2.4)	—	(1.4)
Net (decrease) increase in cash and cash equivalents	32.6	—	—	(18.3)	(36.1)	25.3	36.7	40.2
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	2.3	—	2.3
Increase (decrease) in cash and cash equivalents from continuing operations	32.6	—	—	(18.3)	(36.1)	23.0	36.7	37.9
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	19.8	275.5	244.9	(254.0)	286.2
Cash and cash equivalents of continuing operations, end of period	$32.6	$—	$—	$1.5	$239.4	$267.9	$(217.3)	$324.1

(a) Net of government grants of $3.2 million.

ROCKWOOD HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2009

(Dollars in millions)

	Parent
	Company Guarantor	Non-Guarantor RSCI	Non-Guarantor RSII	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$21.1	$21.1	$21.1	$21.1	$(218.4)	$85.9	$65.4	$17.3
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(21.1)	(21.1)	(21.1)	196.3	(67.6)	––	(65.4)	—
Income from discontinued operations, net of tax	—	—	—	(1.0)	(0.2)	(15.6)	—	(16.8)
Depreciation and amortization	—	—	—	—	50.5	223.7	—	274.2
Deferred financing costs amortization	—	—	—	0.3	1.2	6.4	—	7.9
(Gain) loss on early extinguishment/modification of debt	—	—	—	(5.2)	6.9	24.9	—	26.6
Foreign exchange loss (gain) on financing activities, net	—	—	—	2.6	0.3	(18.9)	—	(16.0)
Fair value adjustment of derivatives	—	—	—	(5.6)	—	1.7	—	(3.9)
Bad debt provision	—	—	—	—	(0.2)	1.4	—	1.2
Stock-based compensation	—	—	—	—	3.5	1.2	—	4.7
Deferred income taxes	—	—	—	(3.6)	3.9	(20.4)	—	(20.1)
Asset write-downs and other	—	—	—	—	—	3.0	—	3.0
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	—	—	—	—	16.3	8.2	—	24.5
Inventories	—	—	—	—	44.9	82.1	—	127.0
Prepaid expenses and other assets	—	—	—	0.6	(3.6)	2.0	—	(1.0)
Accounts payable	—	—	—	—	(8.6)	(12.8)	—	(21.4)
Income taxes payable	—	—	—	25.6	(23.0)	5.1	—	7.7
Accrued expenses and other liabilities	(1.0)	—	—	(43.8)	21.2	(27.7)	—	(51.3)
Intercompany operating activities, net	—	—	—	66.0	(42.0)	(10.1)	(13.9)	—
Net cash (used in) provided by operating activities of continuing operations	(1.0)	—	—	253.3	(214.9)	340.1	(13.9)	363.6
Net cash provided by operating activities of discontinued operations	—	—	—	—	—	6.0	—	6.0
Net cash (used in) provided by operating activities	(1.0)	—	—	253.3	(214.9)	346.1	(13.9)	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	—	—	(25.1)	(126.4)	—	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	—	—	—	—	—	(6.4)	—	(6.4)
Cross currency swap settlement	—	—	—	(32.9)	—	—	—	(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder	—	—	—	—	—	(16.0)	—	(16.0)
Proceeds on sale of assets	—	—	—	—	2.7	5.5	—	8.2
Intercompany investing related activity	—	—	—	484.6	95.4	(580.0)	—	—
Net cash provided by (used in) investing activities of continuing operations	—	—	—	451.7	73.0	(723.3)	—	(198.6)
Net cash used in investing activities of discontinued operations	—	—	—	(2.6)	(0.5)	(2.6)	—	(5.7)
Net cash provided by (used in) investing activities	—	—	—	449.1	72.5	(725.9)	—	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	1.0	—	—	—	—	—	—	1.0
Prepayment of 2014 Notes	—	—	—	(146.8)	—	—	—	(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility	—	—	—	—	—	14.1	—	14.1
Prepayment of senior secured debt	—	—	—	(40.8)	—	(61.5)	—	(102.3)
Repayment of senior secured debt	—	—	—	(19.7)	—	(36.8)	—	(56.5)
Payments on other long-term debt	—	—	—	—	—	(5.5)	—	(5.5)
Deferred financing costs	—	—	—	(14.9)	—	—	—	(14.9)
Fees related to early extinguishment/modification of debt	—	—	—	(12.0)	—	—	—	(12.0)
Loan from Viance noncontrolling shareholder	—	—	—	—	—	2.0	—	2.0
Intercompany financing related activity	—	—	—	(721.0)	183.1	537.9	—	—
Net cash provided by (used in) financing activities	1.0	—	—	(955.2)	183.1	450.2	—	(320.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.1)	(0.3)	(12.2)	—	(12.6)
Net (decrease) increase in cash and cash equivalents	—	—	—	(252.9)	40.4	58.2	(13.9)	(168.2)
Less net increase in cash and cash equivalents from discontinued operations	—	—	—	—	—	3.4	—	3.4
(Decrease) increase in cash and cash equivalents from continuing operations	—	—	—	(252.9)	40.4	54.8	(13.9)	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	—	—	—	272.7	235.1	190.1	(240.1)	457.8
Cash and cash equivalents of continuing operations, end of period	$—	$—	$—	$19.8	$275.5	$244.9	$(254.0)	$286.2